Accounts Receivable - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Accounts and Other Receivables [Line Items]
Percentage of accounts receivable from single customer	10.00%
Accounts Receivable
Accounts and Other Receivables [Line Items]
Percentage of accounts receivable from single customer	1.90%	1.80%
Concentration risk, customer	The Company has customer concentration risk, as disclosed in the table below showing the aggregated accounts receivable for five largest customers as of March 31, 2012 and 2013, respectively. Tata Communications’ exposure to other customers is diversified, and no other single customer has more than 1.8% and 1.9% of outstanding accounts receivable at March 31, 2012 and 2013 respectively.